Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—99.1%
		Basic Industry - Chemicals—0.2%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 332,564
		Basic Industry - Metals & Mining—1.4%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	338,608
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	387,821
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	242,313
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	339,505
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	143,513
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,028,604
		TOTAL	2,480,364
		Basic Industry - Paper—0.1%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	239,926
		Capital Goods - Aerospace & Defense—2.9%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	312,264
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	296,684
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	206,914
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	100,391
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	501,304
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	484,084
250,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	257,145
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	441,341
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	426,228
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	460,855
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	288,326
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	305,193
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	655,389
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	336,000
		TOTAL	5,072,118
		Capital Goods - Building Materials—1.9%
625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	647,151
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	821,793
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	334,428
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	197,736
500,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	469,053
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	277,797
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	527,425
		TOTAL	3,275,383
		Capital Goods - Construction Machinery—2.0%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	482,188
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	383,083
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	246,780
190,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	190,942
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	251,555
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	633,522
750,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	732,307

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$ 496,905
	TOTAL	3,417,282
	Capital Goods - Diversified Manufacturing—3.0%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	253,375
500,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	476,976
165,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	163,062
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	289,016
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	540,698
700,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	672,381
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	612,090
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	400,363
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	258,050
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	842,529
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	205,021
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	340,866
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	210,520
	TOTAL	5,264,947
	Communications - Cable & Satellite—2.4%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	972,291
700,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	663,569
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	404,470
1,250,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,304,603
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	826,355
	TOTAL	4,171,288
	Communications - Media & Entertainment—1.5%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	593,834
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	220,913
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	537,590
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	243,570
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	782,561
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	250,694
	TOTAL	2,629,162
	Communications - Telecom Wireless—2.4%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	466,342
500,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	520,332
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	236,094
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	168,812
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	147,322
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	538,062
1,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 1.500%, 2/15/2026	968,943
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	367,341
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 3.750%, 4/15/2027	368,165
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	383,156
	TOTAL	4,164,569
	Communications - Telecom Wirelines—1.7%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	595,404
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	329,341
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	246,864
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	237,872
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	299,279

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	$ 273,791
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	107,503
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	128,749
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	783,119
	TOTAL	3,001,922
	Consumer Cyclical - Automotive—6.2%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	777,523
350,000	Daimler Finance NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	341,078
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	980,236
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	259,870
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	735,911
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	394,785
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	242,766
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	497,446
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	262,564
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	489,378
250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	243,124
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	555,369
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	298,131
680,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	660,135
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	503,555
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	192,660
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	390,750
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	640,337
1,200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	1,182,939
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	483,583
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	731,272
	TOTAL	10,863,412
	Consumer Cyclical - Retailers—3.1%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	850,136
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	378,325
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	685,723
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	217,562
132,679	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	140,010
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	510,492
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	752,919
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	641,528
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	506,489
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	298,222
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	490,532
	TOTAL	5,471,938
	Consumer Cyclical - Services—1.7%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	187,658
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	347,615
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	179,016
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	377,702
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	803,779
500,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	481,507
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	231,400
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	93,524

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	$ 293,813
	TOTAL	2,996,014
	Consumer Non-Cyclical - Food/Beverage—5.3%
750,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	794,556
650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	737,001
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	955,214
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	852,316
200,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	191,384
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	402,640
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	520,861
685,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	659,903
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	478,332
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	421,653
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	935,067
385,000	McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	366,482
300,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	280,421
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	456,581
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	63,426
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	468,014
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	731,682
	TOTAL	9,315,533
	Consumer Non-Cyclical - Health Care—1.9%
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	319,093
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	196,168
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	263,550
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	531,231
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	72,307
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	257,148
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	185,508
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	379,237
425,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	405,832
330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	322,863
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	361,241
	TOTAL	3,294,178
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	371,940
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	552,227
465,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	478,605
360,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	371,196
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	77,640
470,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	447,016
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	629,340
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	361,774
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	533,417
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	541,730
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	174,501
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	529,766
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	191,142
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	555,511
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	432,428

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$ 276,000
	TOTAL	6,524,233
	Consumer Non-Cyclical - Supermarkets—0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	152,773
	Consumer Non-Cyclical - Tobacco—0.9%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	753,966
200,000	BAT Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	203,740
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	316,028
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	341,634
	TOTAL	1,615,368
	Energy - Independent—2.6%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	248,655
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	461,525
1,000,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	1,057,227
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	747,755
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	643,420
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	200,500
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	509,655
260,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	248,938
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	421,723
	TOTAL	4,539,398
	Energy - Integrated—2.0%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	530,338
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	522,894
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	285,412
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	535,399
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	500,554
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	496,910
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	259,943
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	415,984
	TOTAL	3,547,434
	Energy - Midstream—2.8%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	199,999
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	548,154
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	514,008
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	676,393
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	196,976
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	170,725
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	357,060
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	420,803
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	254,564
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	892,472
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	267,749
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	428,498
	TOTAL	4,927,401
	Energy - Refining—1.3%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	645,935
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	158,644
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	945,288

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$ 500,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	$ 529,284
		TOTAL	2,279,151
		Financial Institution - Banking—19.0%
915,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	964,409
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,470,755
250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	243,619
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,442,774
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	970,937
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	504,786
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	518,861
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	519,563
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	249,817
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	416,616
750,000		Citigroup, Inc., 4.125%, 7/25/2028	803,908
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	731,473
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	1,026,593
1,050,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,089,025
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	265,831
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	87,979
635,000		Comerica, Inc., 3.800%, 7/22/2026	673,537
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,056,323
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	141,783
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	506,371
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	518,330
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	250,863
580,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	584,396
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	230,704
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	251,634
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,354,232
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	525,934
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	264,206
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	951,035
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	534,572
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,193,391
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,095,297
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	485,006
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	503,732
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	1,027,171
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	265,308
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	513,214
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	731,048
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	950,280
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	369,726
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	943,782
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	523,161
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	548,296
170,445	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	71,587
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	250,053
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	229,836
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	520,365

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,000,000	US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	$ 988,909
1,050,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,049,331
445,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	441,672
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	251,650
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	738,299
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	525,444
	TOTAL	33,367,424
	Financial Institution - Broker/Asset Mgr/Exchange—2.2%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	528,812
400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	411,929
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,210,561
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	233,772
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	325,560
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	180,324
505,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	569,405
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	421,142
	TOTAL	3,881,505
	Financial Institution - Finance Companies—2.3%
705,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	678,039
210,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	205,994
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	538,687
600,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	575,615
500,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	514,524
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	511,277
850,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	918,902
	TOTAL	3,943,038
	Financial Institution - Insurance - Health—0.9%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	614,524
109,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	112,475
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	495,733
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	431,055
	TOTAL	1,653,787
	Financial Institution - Insurance - Life—1.6%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	268,344
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	487,225
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	262,507
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	236,506
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	282,529
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	459,671
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	429,130
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	281,108
	TOTAL	2,707,020
	Financial Institution - Insurance - P&C—1.1%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	254,614
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	311,940
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	263,738
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	222,348
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	279,749
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	668,717
	TOTAL	2,001,106

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.9%
$ 500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	$ 522,523
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	416,999
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	96,032
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	312,951
320,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	294,575
	TOTAL	1,643,080
	Financial Institution - REIT - Healthcare—1.4%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	265,524
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	411,405
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	772,761
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	159,050
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	395,132
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	407,083
	TOTAL	2,410,955
	Financial Institution - REIT - Office—0.9%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	357,015
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	270,275
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	664,300
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	137,530
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	114,876
	TOTAL	1,543,996
	Financial Institution - REIT - Other—0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	241,458
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	201,190
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	368,721
	TOTAL	811,369
	Financial Institution - REIT - Retail—0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	240,068
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	346,494
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	246,837
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	259,904
	TOTAL	1,093,303
	Sovereign—0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	795,798
	Technology—7.9%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	309,213
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,260,495
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	359,174
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	258,752
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	527,647
281,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	280,277
59,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	60,727
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	257,821
250,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	247,695
600,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	688,874
450,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	511,077
250,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	304,074
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	417,394
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	46,392
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	490,118

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	$ 306,199
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	326,111
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	529,341
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	534,753
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	305,686
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	423,382
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	533,810
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	563,285
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	209,783
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	483,806
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,011,725
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	314,820
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	270,625
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	356,631
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	432,688
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	254,036
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	480,280
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	483,807
	TOTAL	13,840,498
	Technology Services—0.8%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	242,529
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	305,004
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	588,472
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	88,565
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	140,106
	TOTAL	1,364,676
	Transportation - Airlines—0.2%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	228,486
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	191,121
	TOTAL	419,607
	Transportation - Railroads—0.8%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	245,504
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	491,448
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	304,210
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	401,819
	TOTAL	1,442,981
	Transportation - Services—2.3%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	706,923
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	299,320
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	494,794
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	243,398
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	809,347
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	342,332
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	510,811
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	623,471
	TOTAL	4,030,396
	Utility - Electric—3.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	327,170
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	120,296
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	286,328

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	$ 452,710
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	507,815
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	281,884
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	516,823
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	185,403
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	321,201
800,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	812,281
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	330,170
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	246,481
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	494,922
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	236,812
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	260,913
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	151,223
	TOTAL	5,532,432
	Utility - Natural Gas—0.6%
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	157,917
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	326,504
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	305,352
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	329,226
	TOTAL	1,118,999
	Utility - Natural Gas Distributor—0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	559,205
	TOTAL CORPORATE BONDS (IDENTIFIED COST $172,231,839)	173,737,533
	INVESTMENT COMPANY—0.2%
412,726	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3] (IDENTIFIED COST $412,717)	412,685
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $172,644,556)	174,150,218
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	1,248,837
	TOTAL NET ASSETS—100%	$175,399,055
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[5]United States Treasury Long Bond Short Futures	22	$3,423,750	March 2022	$101,527
[5]United States Treasury Note 10-Year Short Futures	10	$1,279,687	March 2022	$(4,085)
[5]United States Treasury Notes 10-Year Ultra Short Futures	30	$4,284,844	March 2022	$(17,411)
[5]United States Treasury Ultra Bond Short Futures	3	$566,813	March 2022	$18,063
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$98,094
The average notional value of long and short futures contracts held by the Fund throughout the period was $39,141 and $8,224,759, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2021	$3,226,964
Purchases at Cost	$37,615,889
Proceeds from Sales	$(40,429,553)
Change in Unrealized Appreciation/Depreciation	$(32)
Net Realized Gain/(Loss)	$(583)
Value as of 1/31/2022	$412,685
Shares Held as of 1/31/2022	412,726
Dividend Income	$925

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$173,665,946	$71,587	$173,737,533
Investment Company	412,685	—	—	412,685
TOTAL SECURITIES	$412,685	$173,665,946	$71,587	$174,150,218
Other Financial Instruments:[1]
Assets	$119,590	$—	$—	$119,590
Liabilities	(21,496)	—	—	(21,496)
TOTAL OTHER FINANCIAL INSTRUMENTS	$98,094	$—	$—	$98,094

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust